Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories

4.	INVENTORIES

Inventories consisted of the following:

	June 30, 2014	December 31, 2013

Raw materials	$267,428		$356,071
Work-in-progress	10,785		13,738
Finished goods	475,649		598,613
Total inventories	753,862		968,422
Less – provision for obsolescence	(225,518)		(469,082)

Total inventories, net	$528,344	$

4.	INVENTORIES

Inventories consisted of the following:

December 31,	2013	2012

Raw materials	$356,071	$361,056
Work-in-progress	13,738	12,904
Finished goods	598,613	680,743
Capitalized import costs	-	119,949
Total inventories	968,422	1,174,652
Less – provision for obsolescence	(469,082)	(406,355)

Total inventories, net	$499,340	$768,297